Document And Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	KEMPHARM, INC
Entity Central Index Key	0001434647
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Small Business	true
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2